PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS - Defined Benefit Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Current service cost	$ 1,122	$ 1,198	$ 1,230
Administration expenses	507	487	307
Net interest expense	1,182	1,317	1,213
Net costs recognized in the statement of consolidated earnings	2,811	3,002	2,750
Pension Plans
Disclosure of defined benefit plans [line items]
Current service cost	1,076	1,176	1,208
Administration expenses	507	487	307
Net interest expense	1,071	1,174	1,087
Net costs recognized in the statement of consolidated earnings	2,654	2,837	2,602
Other Plans
Disclosure of defined benefit plans [line items]
Current service cost	46	22	22
Administration expenses	0	0	0
Net interest expense	111	143	126
Net costs recognized in the statement of consolidated earnings	$ 157	$ 165	$ 148